Employee Benefit Plan, Fair Value and NAV (Details) - EBP 06-0383750-100 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 7,492,729	$ 6,530,259
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Description	no	no
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 1,844,987	$ 1,680,871
Fair Value, Inputs, Level 1 [Member] | EBP, Other Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	6,948	6,607
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	1,090,884	961,794
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	747,155	712,470
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Other Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Other Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	1,844,987	1,680,871
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Other Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	6,948	6,607
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	1,090,884	961,794
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	747,155	712,470
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 5,647,742	$ 4,849,388